Debt - Senior Secured Notes - Narrative (Details) € in Millions			12 Months Ended
	Oct. 27, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 28, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 14, 2022	May 31, 2021 USD ($)	May 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Minimum principal balance of intercompany loans securing the debt			$ 10,000,000
Gain (loss) on extinguishment of debt			(5,000,000)	$ (13,000,000)	$ (92,000,000)
Debt issuance costs, net			44,000,000	45,000,000
Senior Notes
Debt Instrument [Line Items]
Principal			4,131,000,000	4,603,000,000
Debt issuance costs, net			$ 18,000,000	26,000,000
3.500% Senior Secured Euro Notes due July 2024 | Senior Notes
Debt Instrument [Line Items]
Repurchase amount | €	€ 112					€ 188
Redemption price, percentage	100.00%	100.00%
Consideration paid, excluding interest								$ 198,000,000	€ 201
Principal				$ 320,000,000				$ 197,000,000	€ 200
Stated interest rate on debt (as a percent)			3.50%	3.50%				3.50%	3.50%	3.50%
Gain (loss) on extinguishment of debt				$ (2,000,000)
Debt issuance costs, net				1,000,000
6.500% Senior Secured U.S. Dollar Notes due February 2025 | Senior Notes
Debt Instrument [Line Items]
Repurchase amount		$ 200,000,000
Redemption price, per principal amount redeemed (in dollars per $1,000)		$ 1,012.54
Consideration paid, excluding interest								$ 406,000,000
Principal			$ 500,000,000	$ 700,000,000				$ 400,000,000
Stated interest rate on debt (as a percent)			6.50%	6.50%				6.50%	6.50%
Gain (loss) on extinguishment of debt				$ (9,000,000)
Debt issuance costs, net			$ 1,000,000	3,000,000
5.350% Senior Secured U.S. Dollar Notes due October 2023 | Senior Notes
Debt Instrument [Line Items]
Consideration paid, excluding interest							$ 61,000,000
Principal				$ 61,000,000
Stated interest rate on debt (as a percent)			5.35%	5.35%
Debt issuance costs, net				$ 0
4.750% Senior Secured Euro Notes due February 2023 | Senior Notes
Debt Instrument [Line Items]
Repurchase amount											$ 1,000,000,000	€ 850
Consideration paid, excluding interest											$ 1,100,000,000
Stated interest rate on debt (as a percent)			4.75%	4.75%							4.75%	4.75%
Gain (loss) on extinguishment of debt					(67,000,000)
4.125% Senior Secured U.S. Dollar Notes due April 2026 | Senior Notes
Debt Instrument [Line Items]
Principal			$ 750,000,000	$ 750,000,000
Stated interest rate on debt (as a percent)			4.125%	4.125%
Debt issuance costs, net			$ 3,000,000	$ 5,000,000
6.250% Senior Secured U.S. Dollar Notes due February 2022 | Senior Notes
Debt Instrument [Line Items]
Repurchase amount													$ 1,000,000,000
Consideration paid, excluding interest													$ 1,000,000,000
Stated interest rate on debt (as a percent)			6.25%	6.25%									6.25%
Gain (loss) on extinguishment of debt					(18,000,000)
6.250% Senior Secured U.S. Dollar Notes due February 2022 | Interest Expense | Senior Notes
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt					6,000,000
6.250% Senior Secured U.S. Dollar Notes due February 2022 | Other Expense | Senior Notes
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt					$ (24,000,000)
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Senior Notes
Debt Instrument [Line Items]
Principal			$ 750,000,000	$ 750,000,000
Stated interest rate on debt (as a percent)			5.25%	5.25%
Debt issuance costs, net			$ 5,000,000	$ 5,000,000